Disclosure of cash and cash equivalents (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements Line Items
Cash	$ 85,979,058	$ 3,354,109
Short-term deposits	196,273	179,502
Total	$ 86,175,331	$ 3,533,611	$ 3,199,686	$ 5,634,601